Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) - Schedule of Change in the Components of the Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' equity
Beginning balance	$ 149,547	$ 136,085	$ 127,411
Other comprehensive income (loss), before reclassifications	8,757	(4,430)
Amounts reclassified from accumulated other comprehensive income (loss)	2,421	6,100
Other comprehensive (loss) income, before tax	11,178	1,670
Income tax expense	(2,348)	(351)
Other comprehensive (loss) income, net of tax	8,830	1,319	17,952
Ending balance	174,229	149,547	136,085
Unrealized Income (Loss) on Securities
Stockholders' equity
Beginning balance	(24,416)	(21,461)
Other comprehensive income (loss), before reclassifications	10,032	(3,740)
Amounts reclassified from accumulated other comprehensive income (loss)	(125)	0
Other comprehensive (loss) income, before tax	9,907	(3,740)
Income tax expense	(2,081)	785
Other comprehensive (loss) income, net of tax	7,826	(2,955)
Ending balance	(16,590)	(24,416)	(21,461)
Unrecognized Net Pension and Postretirement Costs
Stockholders' equity
Beginning balance	11,973	7,699
Other comprehensive income (loss), before reclassifications	(1,275)	(690)
Amounts reclassified from accumulated other comprehensive income (loss)	2,546	6,100
Other comprehensive (loss) income, before tax	1,271	5,410
Income tax expense	(267)	(1,136)
Other comprehensive (loss) income, net of tax	1,004	4,274
Ending balance	12,977	11,973	7,699
Accumulated Other Comprehensive Income (Loss)
Stockholders' equity
Beginning balance	(12,443)	(13,762)	(31,714)
Other comprehensive (loss) income, net of tax	8,830	1,319	17,952
Ending balance	$ (3,613)	$ (12,443)	$ (13,762)